Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Property and equipment, accumulated depreciation (in Dollars)	$ 59,210	$ 50,192	$ 21,123
Intangible assets, accumulated amortization (in Dollars)	123,567	83,500	$ 32,750
Note receivable, allowance	350,000
Convertible notes payable, discount	$ 266,497	$ 1,225,573
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	10,000,000	10,000,000	10,000,000
Preferred stock, issued	1,000,000	3,000,000	3,000,000
Preferred stock, outstanding	1,000,000	3,000,000	3,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, issued	99,250,518	30,496,909	29,525,750
Common stock, outstanding	99,250,518	30,496,909	29,525,750